Business Combinations - Schedule of Aggregate Purchase Price and Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Business Acquisition [Line Items]
Cash consideration		$ 0	$ 424,722		$ 263,520
Other assets – non-current		6,838	2,048
Goodwill		$ 2,023,402	1,999,132		3,650,037
SafetyPay [Member]
Business Acquisition [Line Items]
Net assets acquired			165,551
Goodwill			284,239	[1]	216,120	[2]
International Card Services ("ICS"), Orbis Ventures S.A.C. ("PagoEfectivo"), and ViaFintech [Member]
Business Acquisition [Line Items]
Cash consideration			449,790		285,166
Contingent and deferred consideration payable	[3]				25,781
Other adjustments for working capital					(1,656)
Total purchase price			449,790		309,291
Cash and cash equivalents			25,068		21,646
Prepaid expenses and other current assets					460
Trade and other receivables			1,895	[4]	3,596	[5]
Deferred tax assets			12		74
Property, plant and equipment			371		216
Intangible assets			223,300	[6]	129,036	[7]
Other assets – non-current			926		337
Trade and other payables			(20,539)		(24,101)
Deferred tax liability			$ (65,482)		(38,093)
Net assets acquired					$ 93,171

[1]	Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. Purchase price adjustments of $9,608 were recorded during the year ended December 31, 2022 (Note 5).
[2]	Goodwill was primarily attributed to the expected synergies between the acquired businesses and the Company, the value of the employee workforce, new customer acquisitions and intangible assets that do not qualify for separate recognition at the time of acquisition. The goodwill is not deductible for income tax purposes. Purchase price adjustments of $2,330 were recorded during the year ended December 31, 2022 (Note 5).
[3]	Payable in cash subject to the future financial performance of the acquisitions. Represents the maximum amount of possible payments recognized as of the acquisition date. See Note 17, Fair Value Measurements for further details on our fair value methodology with respect to the contingent and deferred consideration payable.
[4]	Gross contractual amounts receivable are equal to their book value where appropriate.
[5]	Gross contractual amounts receivable are equal to their book value where appropriate.
[6]	Intangible assets are primarily comprised of customer relationships, brands, and computer software.
[7]	Intangible assets are primarily comprised of customer relationships, brands, and computer software.